Share-Based Compensation (Other Share Based Compensation) (Details) - Common Stock - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in lieu of cash (in shares)	0	0	6,055
Value of shares issued in lieu of cash	$ 0	$ 0	$ 55